Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Transactions Of Share Based Compensation Other Than Stock Options

	Restricted Stock Units	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2014	230,187	$20.27
Performance shares converted to restricted shares at Separation	1,460,401	15.66
Granted	580,267	26.29
Forfeited	(495)	28.25
Vested	(1,568)	18.24
Nonvested and Expected to Vest at December 31, 2015	2,268,792	$18.85

Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Transactions Of Share Based Compensation Other Than Stock Options

	Contingent Awards	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2014	1,460,401	$15.66
Performance shares converted to restricted shares at Separation	(1,460,401)	15.66
Granted	161,504	28.16
Forfeited	—	—
Vested	—	—
Nonvested and Expected to Vest at December 31, 2015	161,504	$28.16